UNAUDITED CONSOLIDATED STATEMENTS OF CASHFLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
OPERATING ACTIVITIES
Net (loss) income	$ (206,572)	$ (166,826)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	81,097	84,712
Impairment of non-current assets	0	7,347
Impairment of long-lived assets	0	34,250
Amortization of deferred charges and debt guarantees	3,037	4,528
Equity in net losses of affiliates	180,860	47,630
Dividends received	0	202
Drydocking expenditure	(8,400)	(15,962)
Compensation cost related to employee stock awards	4,251	7,127
Net foreign exchange losses	613	1,089
Change in assets and liabilities:
Trade accounts receivable	7,017	47,066
Inventories	(3,195)	1,416
Other current and non-current assets	(16,713)	(13,185)
Amounts due to/from related companies	(1,303)	(4,025)
Trade accounts payable	2,542	(1,263)
Accrued expenses	6,013	(48,116)
Other current and non-current liabilities	(53,151)	(1,594)
Net cash provided by operating activities	86,399	71,551
INVESTING ACTIVITIES
Additions to vessels and equipment	(3,696)	(17,333)
Additions to assets under development	(211,167)	(145,358)
Additions to investments in affiliates	(10,726)	(17,269)
Dividends received	10,124	27,410
Proceeds from disposals to Golar Partners	0	9,652
Proceeds from subscription of equity interest in Gimi MS Corporation	7,098	77,086
Proceeds from disposal of fixed assets	0	3,160
Net cash used in investing activities	(208,367)	(62,652)
FINANCING ACTIVITIES
Proceeds from short-term and long-term debt	539,307	394,278
Repayments of short-term and long-term debt	(548,623)	(420,040)
Cash dividends paid	(16,020)	(60,185)
Financing costs paid	(7,563)	(1,784)
Purchase of treasury shares	(16,650)	0
Net cash used in financing activities	(49,549)	(87,731)
Net decrease in cash, cash equivalents and restricted cash	(171,517)	(78,832)
Cash, cash equivalents and restricted cash at beginning of period	410,412	704,261
Cash, cash equivalents and restricted cash at end of period	238,895	625,429
Supplemental Cash Flow Information [Abstract]
Cash, cash equivalents, restricted cash and restricted cash equivalents	238,895	625,429
Golar LNG Partners | Loan To Related Party
INVESTING ACTIVITIES
Short-term loan advanced to related parties	(40,000)
Proceeds from repayment of short-term loan advanced to related parties	40,000	0
Derivatives Excluding Oil
Adjustments to reconcile net loss to net cash provided by operating activities:
Change in fair value of derivative instruments	50,903	43,735
Oil Derivative
Adjustments to reconcile net loss to net cash provided by operating activities:
Change in fair value of derivative instruments	$ 39,400	$ 43,420